Employee Future Benefits - Schedule of Net Benefit Costs (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
DBP Plans
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Service costs	$ 71	$ 74
Interest costs	171	161
Expected return on plan assets	(214)	(221)
Amortization of actuarial gains	(15)	(1)
Amortization of past service credits/plan amendments	0	(1)
Regulatory adjustments	(2)	(1)
Net benefit cost	11	11
OPEB Plans
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Service costs	23	25
Interest costs	30	29
Expected return on plan assets	(28)	(26)
Amortization of actuarial gains	(33)	(17)
Amortization of past service credits/plan amendments	(1)	(1)
Regulatory adjustments	8	2
Net benefit cost	$ (1)	$ 12